UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.


	1.	Name and address of issuer:

				THE CHAPMAN FUNDS, INC.
				THE WORLD TRADE CENTER
				401 EAST PRATT STREET
				28TH FLOOR
				BALTIMORE, MD 21202

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	2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):		[ ]

			THE CHAPMAN US TREASURY MONEY FUND

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	3.	Investment Company Act File Number:	811-5697

		Securities Act File Number:			33-25716

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	4(a).	Last day of fiscal year for which this Form
is filed:

				OCTOBER 31, 1997

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	4(b).	[ ] Check box if this Form is being filed
late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)



	Note: If the Form is being filed late, interest must be
paid on the registration fee due.
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	4(c).	[ ] Check box if this is the last time the
issuer will be filing this Form.



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	5.	Calculation of registration fee:

		 (i)	Aggregate sale price of securities sold
during the fiscal year pursuant to section 24(f):
$178,074,487

		(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year.	$172,992,911

		(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
								$

		(iv)	Total available redemption credits [add Items
5(ii) and 5(iii):						-$172,992,911

		(v)	Net sales - if Item 5(i) is greater than item
5(iv) [subtract Item 5(iv) from Item 5(i)]:	$     5,081,576




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		(vi)	Redemption credits available for use in
future years-if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:			$



		(vii)	Multiplier for determining registration
fee (See Instruction C.9):			x       .000295

		(viii)	Registration fee due [multiply Item 5(v)
by item 5(vii)] (enter "0" if no fee is due):
=$1,499.06

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	6.	Prepaid Shares

		If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, the report the amount of securities (number of shares or other units) deducted here:
	.   If there is a number of share or other units that
were registered pursuant to rule 24e-2 remaining unsold at
the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years,
then state that number here:		.

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	7.	Interest due - if this Form is being filed  more
than 90 days after the end of the issuer's fiscal year (see
Instruction D):							+$


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	8.	Total of the amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:
=$	1,499.06



	9.	Date the registration fee and any interest payment
was sent to the Commission's lockbox depository:
			DECEMBER 23, 1997

		Method of Delivery:
			[ X] Wire Transfer
			[  ] Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*/S/  NATHAN A. CHAPMAN, JR.
					NATHAN A. CHAPMAN, JR.
					PRESIDENT

Date					December 27, 1997

*Please print the name and title of the signing officer below the signature